Parent Company Statements (Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividends	$ 331,880	$ 345,517	$ 367,690
Federal income tax benefit	34,415	16,636	22,943
Net income	82,140	58,101	74,192
Parent Company [Member]
Dividends from subsidiaries	105,000	80,000	75,000
Interest and dividends	4,669	4,789	4,715
Other	(2,653)	411	489
Total income	107,016	85,200	80,204
Other, net	11,721	12,632	10,322
Total expense	11,721	12,632	10,322
Income before federal taxes and equity in undistributed losses of subsidiaries	95,295	72,568	69,882
Federal income tax benefit	4,799	5,993	6,210
Income before equity in undistributed losses of subsidiaries	100,094	78,561	76,092
Equity in undistributed losses of subsidiaries	(17,954)	(20,460)	(1,900)
Net income	$ 82,140	$ 58,101	$ 74,192